Commitments and contingencies - Sale and lease back commitments (Details) $ in Thousands		1 Months Ended		12 Months Ended
	Dec. 28, 2017 aircraft	Nov. 30, 2021 aircraft	Dec. 31, 2017 aircraft	Dec. 31, 2021 ₡ / $ aircraft	Dec. 31, 2020 ₡ / $ aircraft	Dec. 31, 2011 aircraft	Apr. 26, 2022 $ / $	Dec. 31, 2021 Q / $	Dec. 31, 2021 USD ($)	Dec. 31, 2021 $ / $	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 Q / $	Dec. 31, 2020 USD ($)	Dec. 31, 2020 $ / $	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 ₡ / $	Dec. 31, 2019 Q / $	Dec. 31, 2019 USD ($)	Dec. 31, 2019 $ / $
Disclosure of maturity analysis of operating lease payments [line items]
Estimated proceeds from aircraft sale									$ 813,500,000		$ 16,744,677
Non-cancellable sale and leaseback contracts of aircraft leases									$ 950,923,000		19,573,324
Exchange rate				645.9000	615.7800		20.3183	7.7285	20.5835	20.5835		7.8095	19.9487	19.9487		573.4400	7.6988	18.8452	18.8452
Possible contingencies | $											163,000				$ 125,000
Airbus purchase agreement
Disclosure of maturity analysis of operating lease payments [line items]
Number Of Aircraft Purchased				15	7
A320NEO model
Disclosure of maturity analysis of operating lease payments [line items]
Number Of Aircraft Purchased			46			30
A320NEO model | Airbus purchase agreement
Disclosure of maturity analysis of operating lease payments [line items]
Number Of Aircraft Purchased	80	39
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Estimated proceeds from aircraft sale									$ 705,500,000		14,521,659
Non-cancellable sale and leaseback contracts of aircraft leases									40,589,000		835,464
Between one year and two years
Disclosure of maturity analysis of operating lease payments [line items]
Estimated proceeds from aircraft sale									108,000,000		2,223,018
Non-cancellable sale and leaseback contracts of aircraft leases									75,098,000		1,545,780
Between two and three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable sale and leaseback contracts of aircraft leases									79,244,000		1,631,119
Between three and four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable sale and leaseback contracts of aircraft leases									79,244,000		1,631,119
Later Than Four Years
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable sale and leaseback contracts of aircraft leases									$ 676,748,000		$ 13,929,842